Annual Total Returns - Fidelity® Diversified International Fund [BarChart] - 10.31 Fidelity Diversified International Fund K PRO-06 - Fidelity® Diversified International Fund - Fidelity Diversified International Fund-Class K
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	9.85%
Annual Return 2011	(13.62%)
Annual Return 2012	19.61%
Annual Return 2013	25.34%
Annual Return 2014	(3.05%)
Annual Return 2015	3.24%
Annual Return 2016	(3.60%)
Annual Return 2017	26.79%
Annual Return 2018	(15.12%)
Annual Return 2019	29.81%